Summary of Significant Accounting Policies - Sales and Marketing Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Advertising and promotion expenses	$ 145,992,236	$ 408,131,372	$ 147,798,957